Label	Element	Value
Conservative Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock

VALIC COMPANY II

Supplement to the Prospectus dated January 1, 2014,

as supplemented to date

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each a “Lifestyle Fund,” and collectively the “Lifestyle Funds”)

Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Growth Lifestyle Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in each of the Lifestyle Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the second footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Date: May 12, 2014